Equity	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	U.S $ in thousands		U.S $ in thousands

Cost of revenues	$805	$524	$2,227	$1,370
Research and development, net	1,764	1,587	5,058	3,764
Selling, general and administrative	5,389	2,765	15,855	10,623
Total stock-based compensation expenses	$7,958	$4,876	$23,140	$15,757

A summary of the Company’s stock option activity for the nine months ended September 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	2,102,529	$28.06
Granted	46,366	3.15
Exercised	(209,819)	20.05
Forfeited	(40,548)	41.82
Options outstanding as of September 30, 2021	1,898,528	28.04
Options exercisable as of September 30, 2021	1,569,587	$30.66

As of September 30, 2021, the unrecognized compensation cost of $2.5 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.2 years.

A summary of the Company’s RSUs and PSUs activity for the three months ended September 30, 2021 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,801,116	$21.08
Granted	1,272,386	33.91
Vested	(709,434)	21.88
Forfeited	(284,276)	21.98
Unvested as of September 30, 2021	3,079,792	$26.11

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2021, the unrecognized compensation cost of $60 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.34 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2021 and 2020, respectively:

	Nine Months Ended September 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	2,427	(2,105)	322
Amounts reclassified from accumulated other comprehensive loss	152	-	152
Other comprehensive income	2,579	(2,105)	474
Balance as of September 30, 2021	$906	$(9,278)	$(8,372)
	Nine Months Ended September 30, 2020
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	(299)	(611)	(910)
Amounts reclassified from accumulated other comprehensive loss	(663)	-	(663)
Other comprehensive income (loss)	(962)	(611)	(1,573)
Balance as of September 30, 2020	$(972)	$(8,317)	$(9,289)

c. Public offering of ordinary shares

During March 2021, the Company completed a public offering of $218.9 million, net of underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034.

       A deferred tax asset in an amount of $1.3 million was recorded in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.